Financial Instruments and Risks - Liquidity Risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Risks
Financial Liabilities, Book Value	R$ 38,999,286	R$ 13,526,917
Trade accounts payable
Financial Instruments and Risks
Financial Liabilities, Book Value	632,565	621,179
Loans and financing
Financial Instruments and Risks
Financial Liabilities, Book Value	31,074,056	12,191,856
Debentures
Financial Instruments and Risks
Financial Liabilities, Book Value	4,663,453
Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks
Financial Liabilities, Book Value	992,512	585,986
Derivative financial instruments
Financial Instruments and Risks
Financial Liabilities, Book Value	1,636,700	127,896
Liquidity risk
Financial Instruments and Risks
Financial Liabilities, Book Value	39,403,941	13,820,110
Financial liabilities, Future Value	58,306,342	17,622,806
Liquidity risk | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	7,444,861	3,725,893
Liquidity risk | Later than one year and not later than two years
Financial Instruments and Risks
Financial liabilities, Future Value	4,966,440	2,772,968
Liquidity risk | Later than two years and not later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	19,155,180	5,127,502
Liquidity risk | Later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	26,739,859	5,996,443
Liquidity risk | Trade accounts payable
Financial Instruments and Risks
Financial Liabilities, Book Value	632,565	621,179
Financial liabilities, Future Value	632,565	621,179
Liquidity risk | Trade accounts payable | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	632,565	621,179
Liquidity risk | Loans and financing
Financial Instruments and Risks
Financial Liabilities, Book Value	31,074,056	12,191,856
Financial liabilities, Future Value	45,997,323	15,897,299
Liquidity risk | Loans and financing | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	4,818,397	2,704,902
Liquidity risk | Loans and financing | Later than one year and not later than two years
Financial Instruments and Risks
Financial liabilities, Future Value	3,672,268	2,686,542
Liquidity risk | Loans and financing | Later than two years and not later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	16,850,840	4,930,467
Liquidity risk | Loans and financing | Later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	20,655,818	5,575,388
Liquidity risk | Debentures
Financial Instruments and Risks
Financial Liabilities, Book Value	4,663,453
Financial liabilities, Future Value	8,022,759
Liquidity risk | Debentures | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	340,044
Liquidity risk | Debentures | Later than one year and not later than two years
Financial Instruments and Risks
Financial liabilities, Future Value	419,401
Liquidity risk | Debentures | Later than two years and not later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	1,521,757
Liquidity risk | Debentures | Later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	5,741,556
Liquidity risk | Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks
Financial Liabilities, Book Value	992,512	585,986
Financial liabilities, Future Value	1,099,331	713,723
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	495,862	95,284
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than one year and not later than two years
Financial Instruments and Risks
Financial liabilities, Future Value	100,715	9,698
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than two years and not later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	316,730	187,686
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	186,023	421,055
Liquidity risk | Derivative financial instruments
Financial Instruments and Risks
Financial Liabilities, Book Value	1,636,700	127,896
Financial liabilities, Future Value	2,149,710	97,412
Liquidity risk | Derivative financial instruments | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	790,679	24,092
Liquidity risk | Derivative financial instruments | Later than one year and not later than two years
Financial Instruments and Risks
Financial liabilities, Future Value	736,715	63,971
Liquidity risk | Derivative financial instruments | Later than two years and not later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	465,853	9,349
Liquidity risk | Derivative financial instruments | Later than five years
Financial Instruments and Risks
Financial liabilities, Future Value	156,462
Liquidity risk | Other accounts payable
Financial Instruments and Risks
Financial Liabilities, Book Value	404,655	293,193
Financial liabilities, Future Value	404,655	293,193
Liquidity risk | Other accounts payable | Less than one year
Financial Instruments and Risks
Financial liabilities, Future Value	367,314	280,436
Liquidity risk | Other accounts payable | Later than one year and not later than two years
Financial Instruments and Risks
Financial liabilities, Future Value	R$ 37,341	R$ 12,757